Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-Current Assets
Schedule of other non-current assets

	As of December 31,
(in $ millions)	2022	2021
Restricted cash	$13	$9
Derivative asset	10	—
Other assets	24	32
Other non-current assets	$47	$41